Loan Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Loan Receivable

Note 6– Loan Receivable

The Company made an unsecured loan to one of its customers in the amount of $34,940 on October 11, 2022, with a 10% interest rate due and payable on October 11, 2023. As of March 31, 2025 and December 31, 2024, the total with interest was $1,064 and $1,064 . The Company agreed to an eight-month extension of the loan from the year end December 31, 2023.

Note 6– Loan Receivable

The Company made an unsecured loan to one of its customers in the amount of $34,940 on October 11, 2022, with a 10% interest rate due and payable on October 11, 2023. As of December 31, 2024 and December 31, 2023, the total with interest was $1,064 and $19,549, respectively. The Company agreed to an eight-month extension of the loan from the year end December 31, 2023.